N-4	Feb. 15, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	AUL AMERICAN UNIT TRUST
Entity Central Index Key	0000856341
Entity Investment Company Type	N-4
Document Period End Date	Feb. 15, 2024
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
1.)	The Appendix: Funds Available Under the Contract to the Prospectus is revised to add the following Funds:

Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
World Stock	6-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.77	6.50	2.51
Midcap Value	6-6PM	Fidelity Advisor® Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.75*	19.90	9.96
Specialty	6-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.94	45.65	19.42

Cash	6-6PP	Fidelity® Inv MM Fds Government Instl: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.14*	5.10	1.80
Small Cap Value	6-6PR	Invesco Small Cap Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.71	23.46	11.87
Specialty	6-6PT	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited	0.71	9.40
High Yld Bond	6-6PV	PGIM Short Duration High Yield Income R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.70*	11.23	4.64
Midcap Blend	6-6PW	Touchstone Mid Cap R6: Class Retirement Investment Adviser: Touchstone Advisors Inc Investment Subadviser: London Company of Virginia	0.81*	27.64

Interm Bond	6-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC	0.36	5.97
Frgn S/M Eqt	6-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Global Alpha Capital Management Ltd.	1.15*	12.23
Frgn Blend	6-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management	0.97	19.82
Smlcap Blend	6-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.29	16.01

Lrgcap Blend	6-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP	0.67	27.83
Lrgcap Blend	6-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.09*	27.54
Mgd As Alloc	6-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19*	19.13
Mgd As Alloc	6-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42*	19.95
Mgd As Alloc	6-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44*	18.79
Smlcap Grwth	6-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.84	26.39	10.75	12.72

Lrgcap Grwth	6-6RH	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58*	44.68
Frgn Grwth	6-6RJ	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Research and Management Company	0.54*	16.32
Interm Bond	6-6RK	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33*	7.76
Lrgcap Blend	6-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Resources Inc;Great-West Lifeco Inc	0.64	28.10
Shrt Trm Bnd	6-6RR	Baird Ultra Short Bond Institutional: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.15*	5.71	2.25
Smlcap Grwth	6-6RT	TRP Integrated US Small-Cap Gr Eq I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.66	21.16	8.17	11.82

MGD ASSET ALLOCATION	6-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15*	19.57
MGD ASSET ALLOCATION	6-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40*	19.28
MGD ASSET ALLOCATION	6-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35
MGD ASSET ALLOCATION	6-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37
MGD ASSET ALLOCATION	6-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38

MGD ASSET ALLOCATION	6-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40
MGD ASSET ALLOCATION	6-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42
MGD ASSET ALLOCATION	6-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43
MGD ASSET ALLOCATION	6-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44
MGD ASSET ALLOCATION	6-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45
MGD ASSET ALLOCATION	6-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46

MGD ASSET ALLOCATION	6-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TM	T. Rowe Price Retirement Balanced Class I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
SPECIALTY	6-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: SSI Investment Management LLC	1.32*	8.05
FOREIGN VALUE	6-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.54
MID CAP BLEND	6-6TR	ClearBridge Mid Cap IS: Class Inst Investment Adviser: Legg Mason Partners Fund Advisor, LLC Investment Subadviser: ClearBridge Investments, LLC	0.76*	13.90	6.99	9.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.

2.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:

Fund Name

JHancock Income Presv Blend Ptf R6

3.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:

Fund Name
Brandes Core Plus Fixed Income Fd CL 3
T. Rowe Price Retirement I 2005 I
T. Rowe Price Retirement I 2010 I
T. Rowe Price Retirement I 2015 I
T. Rowe Price Retirement I 2020 I
T. Rowe Price Retirement I 2025 I
T. Rowe Price Retirement I 2030 I
T. Rowe Price Retirement I 2035 I
T. Rowe Price Retirement I 2040 I
T. Rowe Price Retirement I 2045 I
T. Rowe Price Retirement I 2050 I
T. Rowe Price Retirement I 2055 I
T. Rowe Price Retirement I 2060 I
T. Rowe Price Retirement I 2065 I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I

T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price Retirement Balanced I
T. Rowe Price International Discovery
T. Rowe Price Health Sciences I

4.)	The following Funds in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:

Fund Name

T. Rowe Price International Discovery
T. Rowe Price Health Sciences I
Columbia Dividend Income A
Columbia Dividend Income Adv
Columbia Dividend Income Inst3

For additional information about the Funds, please refer to the respective Fund’s prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.

Portfolio Companies [Table Text Block]
Asset Class	Fund Identifier - internal use only	Fund Name and Investment Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns as of 12/31/2023
				1 year	5 year	10 year
World Stock	6-6PK	Cohen & Steers Preferred Sec & Inc Z: Class Inst Investment Adviser: Cohen & Steers Capital Management, Inc.	0.77	6.50	2.51
Midcap Value	6-6PM	Fidelity Advisor® Value Z: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.75*	19.90	9.96
Specialty	6-6PN	Columbia Seligman Global Tech Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.94	45.65	19.42

Cash	6-6PP	Fidelity® Inv MM Fds Government Instl: Class Inst Investment Adviser: Fidelity Management & Research Company LLC Investment Subadviser: FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd	0.14*	5.10	1.80
Small Cap Value	6-6PR	Invesco Small Cap Value R6: Class Retirement Investment Adviser: Invesco Advisers, Inc.	0.71	23.46	11.87
Specialty	6-6PT	Putnam Global Health Care R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Putnam Advisory Company, LLC;Putnam Investments Limited	0.71	9.40
High Yld Bond	6-6PV	PGIM Short Duration High Yield Income R6: Class Retirement Investment Adviser: PGIM Investments LLC Investment Subadviser: PGIM Fixed Income	0.70*	11.23	4.64
Midcap Blend	6-6PW	Touchstone Mid Cap R6: Class Retirement Investment Adviser: Touchstone Advisors Inc Investment Subadviser: London Company of Virginia	0.81*	27.64

Interm Bond	6-6PX	Catholic Responsible Investments Bd Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC	0.36	5.97
Frgn S/M Eqt	6-6PY	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Lazard Asset Management LLC;Global Alpha Capital Management Ltd.	1.15*	12.23
Frgn Blend	6-6R3	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management	0.97	19.82
Smlcap Blend	6-6R4	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.29	16.01

Lrgcap Blend	6-6R6	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP	0.67	27.83
Lrgcap Blend	6-6R7	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst Investment Adviser: Christian Brothers Inv Srvc Inc Investment Subadviser: Rhumbline Advisers	0.09*	27.54
Mgd As Alloc	6-6R9	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.19*	19.13
Mgd As Alloc	6-6RC	JPMorgan Smartretirement® 2065 R6: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.42*	19.95
Mgd As Alloc	6-6RF	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement Investment Adviser: J.P. Morgan Investment Management, Inc.	0.44*	18.79
Smlcap Grwth	6-6RP	Columbia Small Cap Growth Inst3: Class Inst Investment Adviser: Columbia Mgmt Investment Advisers, LLC	0.84	26.39	10.75	12.72

Lrgcap Grwth	6-6RH	Alger Focus Equity Y: Class Inst Investment Adviser: Fred Alger Management, LLC	0.58*	44.68
Frgn Grwth	6-6RJ	American Funds International Vntg R-6: Class Retirement Investment Adviser: Capital Research and Management Company	0.54*	16.32
Interm Bond	6-6RK	Dodge & Cox Income X: Class Other Investment Adviser: Dodge & Cox	0.33*	7.76
Lrgcap Blend	6-6RM	Putnam Core Equity Fund R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Franklin Resources Inc;Great-West Lifeco Inc	0.64	28.10
Shrt Trm Bnd	6-6RR	Baird Ultra Short Bond Institutional: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.15*	5.71	2.25
Smlcap Grwth	6-6RT	TRP Integrated US Small-Cap Gr Eq I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.66	21.16	8.17	11.82

MGD ASSET ALLOCATION	6-6RV	PIMCO Realpath Blend 2065 Institutional: Class Inst Investment Adviser: Pacific Investment Management Company, LLC	0.15*	19.57
MGD ASSET ALLOCATION	6-6RW	PIMCO Realpath Blend 2065 Administrative: Class Other Investment Adviser: Pacific Investment Management Company, LLC	0.40*	19.28
MGD ASSET ALLOCATION	6-6RX	T. Rowe Price Retirement 2005 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6RY	T. Rowe Price Retirement 2010 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
MGD ASSET ALLOCATION	6-6T3	T. Rowe Price Retirement 2015 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.35
MGD ASSET ALLOCATION	6-6T4	T. Rowe Price Retirement 2020 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.37
MGD ASSET ALLOCATION	6-6T6	T. Rowe Price Retirement 2025 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.38

MGD ASSET ALLOCATION	6-6T7	T. Rowe Price Retirement 2030 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.40
MGD ASSET ALLOCATION	6-6T9	T. Rowe Price Retirement 2035 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.42
MGD ASSET ALLOCATION	6-6TC	T. Rowe Price Retirement 2040 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.43
MGD ASSET ALLOCATION	6-6TF	T. Rowe Price Retirement 2045 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.44
MGD ASSET ALLOCATION	6-6TG	T. Rowe Price Retirement 2050 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.45
MGD ASSET ALLOCATION	6-6TH	T. Rowe Price Retirement 2055 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TJ	T. Rowe Price Retirement 2060 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46

MGD ASSET ALLOCATION	6-6TK	T. Rowe Price Retirement 2065 I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.46
MGD ASSET ALLOCATION	6-6TM	T. Rowe Price Retirement Balanced Class I: Class Inst Investment Adviser: T. Rowe Price Associates, Inc.	0.34
SPECIALTY	6-6TN	American Beacon SSI Alternative Inc R5: Class Retirement Investment Adviser: American Beacon Advisors Inc Investment Subadviser: SSI Investment Management LLC	1.32*	8.05
FOREIGN VALUE	6-6TP	Vanguard International Dividend Gr Inv: Class Inv Investment Adviser: Wellington Management Company LLP	0.54
MID CAP BLEND	6-6TR	ClearBridge Mid Cap IS: Class Inst Investment Adviser: Legg Mason Partners Fund Advisor, LLC Investment Subadviser: ClearBridge Investments, LLC	0.76*	13.90	6.99	9.94

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.

Temporary Fee Reductions, Current Expenses [Text Block]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.
Alger Focus Equity Y: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Alger Focus Equity Y: Class Inst
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.58%	[1]
Average Annual Total Returns, 1 Year [Percent]	44.68%
American Beacon SSI Alternative Inc R5: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Beacon SSI Alternative Inc R5: Class Retirement
Portfolio Company Adviser [Text Block]	American Beacon Advisors Inc
Portfolio Company Subadviser [Text Block]	SSI Investment Management LLC
Current Expenses [Percent]	1.32%	[1]
Average Annual Total Returns, 1 Year [Percent]	8.05%
American Funds International Vntg R-6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds International Vntg R-6: Class Retirement
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.54%	[1]
Average Annual Total Returns, 1 Year [Percent]	16.32%
Baird Ultra Short Bond Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Baird Ultra Short Bond Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Robert W. Baird & Co. Incorporated
Current Expenses [Percent]	0.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Catholic Responsible Investments Bd Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Responsible Investments Bd Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Mgmt, LLC;Dodge & Cox;Sun Life Capital Management (U.S) LLC;Teachers Advisors, LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	5.97%
Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rsp Invst Mlt-Styl US Eq Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Mar Vista Investment Partners, LLC;Dodge & Cox;Wellington Management Company LLP
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	27.83%
Catholic Rspnsbl Invst Equity Idx Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Equity Idx Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers
Current Expenses [Percent]	0.09%	[1]
Average Annual Total Returns, 1 Year [Percent]	27.54%
Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invst Intl Sm-Cp Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC;Global Alpha Capital Management Ltd.
Current Expenses [Percent]	1.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	12.23%
Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Intl Eq Inv: Class Inv
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Causeway Capital Management LLC;Principal Global Investors LLC;WCM Investment Management
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.82%
Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Catholic Rspnsbl Invstmnts Small-Cap Ins: Class Inst
Portfolio Company Adviser [Text Block]	Christian Brothers Inv Srvc Inc
Portfolio Company Subadviser [Text Block]	Rhumbline Advisers
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.01%
ClearBridge Mid Cap IS: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Mid Cap IS: Class Inst
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.76%	[1]
Average Annual Total Returns, 1 Year [Percent]	13.90%
Average Annual Total Returns, 5 Years [Percent]	6.99%
Average Annual Total Returns, 10 Years [Percent]	9.94%
Cohen & Steers Preferred Sec & Inc Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Cohen & Steers Preferred Sec & Inc Z: Class Inst
Portfolio Company Adviser [Text Block]	Cohen & Steers Capital Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	6.50%
Average Annual Total Returns, 5 Years [Percent]	2.51%
Columbia Seligman Global Tech Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Seligman Global Tech Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	45.65%
Average Annual Total Returns, 5 Years [Percent]	19.42%
Columbia Small Cap Growth Inst3: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Columbia Small Cap Growth Inst3: Class Inst
Portfolio Company Adviser [Text Block]	Columbia Mgmt Investment Advisers, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	26.39%
Average Annual Total Returns, 5 Years [Percent]	10.75%
Average Annual Total Returns, 10 Years [Percent]	12.72%
Dodge & Cox Income X: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	Dodge & Cox Income X: Class Other
Portfolio Company Adviser [Text Block]	Dodge & Cox
Current Expenses [Percent]	0.33%	[1]
Average Annual Total Returns, 1 Year [Percent]	7.76%
Fidelity Advisor® Value Z: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Advisor® Value Z: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.75%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	9.96%
Fidelity® Inv MM Fds Government Instl: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® Inv MM Fds Government Instl: Class Inst
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited;Fidelity Management & Research (Japan) Limited;Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.14%	[1]
Average Annual Total Returns, 1 Year [Percent]	5.10%
Average Annual Total Returns, 5 Years [Percent]	1.80%
Invesco Small Cap Value R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Value R6: Class Retirement
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	23.46%
Average Annual Total Returns, 5 Years [Percent]	11.87%
JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R4: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.44%	[1]
Average Annual Total Returns, 1 Year [Percent]	18.79%
JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® Blend 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.19%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.13%
JPMorgan Smartretirement® 2065 R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	JPMorgan Smartretirement® 2065 R6: Class Retirement
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.42%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.95%
PGIM Short Duration High Yield Income R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	PGIM Short Duration High Yield Income R6: Class Retirement
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.70%	[1]
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	4.64%
PIMCO Realpath Blend 2065 Administrative: Class Other [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Administrative: Class Other
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.40%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.28%
PIMCO Realpath Blend 2065 Institutional: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Realpath Blend 2065 Institutional: Class Inst
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.15%	[1]
Average Annual Total Returns, 1 Year [Percent]	19.57%
Putnam Core Equity Fund R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Core Equity Fund R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Resources Inc;Great-West Lifeco Inc
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	28.10%
Putnam Global Health Care R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Putnam Global Health Care R6: Class Retirement
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Advisory Company, LLC;Putnam Investments Limited
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	9.40%
TRP Integrated US Small-Cap Gr Eq I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	TRP Integrated US Small-Cap Gr Eq I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	21.16%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	11.82%
T. Rowe Price Retirement 2005 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2005 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
T. Rowe Price Retirement 2010 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2010 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
T. Rowe Price Retirement 2015 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2015 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.35%
T. Rowe Price Retirement 2020 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2020 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.37%
T. Rowe Price Retirement 2025 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2025 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.38%
T. Rowe Price Retirement 2030 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2030 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.40%
T. Rowe Price Retirement 2035 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2035 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.42%
T. Rowe Price Retirement 2040 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2040 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.43%
T. Rowe Price Retirement 2045 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2045 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.44%
T. Rowe Price Retirement 2050 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2050 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.45%
T. Rowe Price Retirement 2055 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2055 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement 2060 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2060 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement 2065 I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement 2065 I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.46%
T. Rowe Price Retirement Balanced Class I: Class Inst [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Retirement Balanced Class I: Class Inst
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.34%
Touchstone Mid Cap R6: Class Retirement [Member]
Prospectus:
Portfolio Company Name [Text Block]	Touchstone Mid Cap R6: Class Retirement
Portfolio Company Adviser [Text Block]	Touchstone Advisors Inc
Portfolio Company Subadviser [Text Block]	London Company of Virginia
Current Expenses [Percent]	0.81%	[1]
Average Annual Total Returns, 1 Year [Percent]	27.64%
Vanguard International Dividend Gr Inv: Class Inv [Member]
Prospectus:
Portfolio Company Name [Text Block]	Vanguard International Dividend Gr Inv: Class Inv
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.54%

[1]	The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.